CORPORATE INFORMATION	9 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Corporate Information	Corporate Information
Company Operations
GLOBALFOUNDRIES Inc. (“GLOBALFOUNDRIES”) is an exempted company with limited liability incorporated under the laws of the Cayman Islands. The address of GLOBALFOUNDRIES’ registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1-1104 Cayman Islands.

GLOBALFOUNDRIES and its subsidiaries (together referred to as the “Company”, “GlobalFoundries”, “GF”, “we”, or “us”) is one of the world’s leading semiconductor foundries and offers a full range of mainstream wafer fabrication services and technologies. The Company manufactures a broad range of semiconductor devices, including microprocessors, mobile application processors, baseband processors, network processors, radio frequency modems, microcontroller, and power management units.